Subsequent Events - Additional Information - Public Offering (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified					1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Newbuildings [Member]	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member]	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] Common Stock [Member]	Jul. 31, 2014 Subsequent Events [Member] Teekay LNG [Member] Common Stock [Member] Over-allotment option [Member]	Jul. 31, 2014 Subsequent Events [Member] Newbuildings [Member] Teekay LNG [Member]
Subsequent Event [Line Items]
Issuance of common units in public offering					3.1	0.3
Issuance of common units in public offering, Per unit					$ 44.65
Proceeds from public offering					$ 140,800,000
Percentage of general partner capital					2.00%
Net proceeds from public offering					140,500,000
First installment payment	$ 1,403,850,000	$ 796,324,000	$ 221,400,000				$ 95,000,000
Ownership percentage after public offering				34.00%